Intangible Assets - Summary of Estimated Useful Economic Lives Assigned to Principal Categories of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2019
Computer Software [Member}
Disclosure Of Intangible Assets [Line Items]
Estimated useful economic lives	2 to 10 years
Telecommunications Licences [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful economic lives	2 to 20 years
Customer Relationships and Brands [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful economic lives	1 to 15 years